American Century Target Maturities Trust Statement of Additional Information (SAI) Supplement Target 2015 Fund ¡Target 2020 Fund ¡ Target 2025 Fund
Supplement dated September 1, 2010 ¡ SAI dated February 1, 2010

Effective November 1, 2010, the Target 2015 Fund will be renamed Zero Coupon 2015 Fund; the Target 2020 Fund will be renamed Zero Coupon 2020 Fund; and the Target 2025 Fund will be renamed Zero Coupon 2025 Fund.

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

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